United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [x]; Amendment Number:
This Amendment (Check only one.):	[] is a restatement.
					[x] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Steginsky Capital LLC
Address:	47 Hulfish Street
		Princeton NJ  08542

13F File Number:	   028-05811

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Andrew Steginsky
Title:		Manager
Phone:		609 252-9980
Signature, Place, and Date of Signing:

	Andrew Steginsky	Princeton, NJ	April 18, 2007

Report Type (Check only one.):

[ X ] 13F Holdings report.

[   ] 13F Notice

[   ] 13F Combination report.

List of other managers reporting for this manager:


I am signing this report as required by the securities exchange act of 1934.



Form 13F Summary Page

Report Summary:	March 31, 2007

Number of Other included Managers:	0

Form 13F Information Table Entry Total:	12

Form 13F Information Table Value Total:	$101268
List of other included managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMER INTL GROUP INC            Common           026874107      325     4830 SH       SOLE
CINTAS                         Common           172908105     9558   264773 SH       SOLE
COSTCO WHSL CORP NEW           Common           22160K105     7940   147472 SH       SOLE
FASTENAL CO                    Common           311900104     5135   146498 SH       SOLE
INTEL CORP                     Common           458140100    14259   745352 SH       SOLE
K SWISS INC CLASS A            Common           482686102     5039   186479 SH       SOLE
NEWS CORP CL A                 Common           65248E104    22703   981967 SH       SOLE
NEWS CORP CL B                 Common           652487703     2931   119764 SH       SOLE
PROGRESSIVE CORP    OHIO       Common           743315103    16550   758479 SH       SOLE
WACHOVIA CORP NEW              Common           929771103      670    12166 SH       SOLE
WILEY JOHN & SONS   INC CL A C Common           968223206     8110   214779 SH       SOLE
WINNEBAGO INDS INC             Common           974637100     8050   239372 SH       SOLE